LEGG MASON FUNDS TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 16, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The following text replaces any information to the contrary in the section of the Prospectus titled “Other things to know about transactions — Small account fees/Mandatory redemptions — Non-direct accounts” for each of the funds listed in Schedule A, as applicable:

Non-direct accounts

“Non-direct accounts” include omnibus accounts and accounts jointly maintained by the Service Agent and the fund. Such accounts are not subject to the small account fee that may be charged to direct accounts.

The fund reserves the right to ask you to bring your non-direct account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

This policy does not apply to: (i) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (ii) qualified retirement plans (such as 401(k) plans, 403(b) plans, profit sharing plans and money purchase plans); (iii) accounts with an active systematic investment plan; (iv) accounts with an active systematic withdrawal plan; (v) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents and (vi) accounts identified to us by the applicable financial intermediary or Service Agent as being fee-based accounts.

The following text replaces any information to the contrary in the first paragraph of the section of the Prospectus titled “Retirement and Institutional Investors — eligible investors — Class A shares — Retirement Plans” and, as applicable, “Class A2 shares — Retirement Plans,” for each of the funds listed in Schedule A, as applicable:

Class A shares—Retirement Plans

Retirement Plans may buy Class A shares. Under certain programs for current and prospective Retirement Plan investors sponsored by financial intermediaries, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

•	Such Retirement Plan’s recordkeeper offers only load-waived shares, and

•	Fund shares are held on the books of the fund through an omnibus account.

Class A2 shares—Retirement Plans

Retirement Plans may buy Class A2 shares. Under certain programs for current and prospective Retirement Plan investors sponsored by financial intermediaries, the initial sales charge and contingent deferred sales charge for Class A2 shares are waived where:

•	Such Retirement Plan’s recordkeeper offers only load-waived shares, and

•	Fund shares are held on the books of the fund through an omnibus account.

The name of the performance benchmark for each fund listed in Schedule A, as applicable, is changed, as reflected below:

Fund Name	Current Index Name	New Index Name
Legg Mason BW Alternative Credit Fund Legg Mason BW Global High Yield Fund	Barclays Global High Yield Index	Bloomberg Barclays Global High Yield Index
Western Asset Global High Yield Bond Fund	Barclays Global High Yield Index (Hedged)	Bloomberg Barclays Global High Yield Index (Hedged)

Legg Mason BW Global Flexible Income Fund

EnTrustPermal Alternative Core Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

QS Dynamic Multi-Strategy Fund

QS Growth Fund

QS Moderate Growth Fund

Western Asset Core Bond Fund

Western Asset Core Plus Bond Fund

Western Asset Total Return Unconstrained Fund

	Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index
QS Strategic Real Return Fund Western Asset Inflation Indexed Plus Bond Fund	Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index
Western Asset California Municipals Fund	Barclays California Municipal Bond Index	Bloomberg Barclays California Municipal Bond Index
Western Asset Corporate Bond Fund	Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index
Western Asset Global Strategic Income Fund	Barclays U.S. Universal Index	Bloomberg Barclays U.S. Universal Index
Western Asset Intermediate Maturity California Municipals Fund	Barclays California Intermediate Municipal Bond Index	Bloomberg Barclays California Intermediate Municipal Bond Index
Western Asset Intermediate Maturity New York Municipals Fund	Barclays New York Intermediate Municipal Bond Index	Bloomberg Barclays New York Intermediate Municipal Bond Index
Western Asset Intermediate-Term Municipals Fund	Barclays Municipal 1-15 Year Bond Index	Bloomberg Barclays Municipal 1-15 Year Bond Index
Western Asset Managed Municipals Fund Western Asset Municipal High Income Fund	Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index
Western Asset Massachusetts Municipals Fund	Barclays Massachusetts Municipal Bond Index	Bloomberg Barclays Massachusetts Municipal Bond Index
Western Asset Mortgage Backed Securities Fund	Barclays U.S. Mortgage-Backed Securities Index	Bloomberg Barclays U.S. Mortgage-Backed Securities Index
Western Asset New Jersey Municipals Fund	Barclays New Jersey Municipal Bond Index	Bloomberg Barclays New Jersey Municipal Bond Index
Western Asset New York Municipals Fund	Barclays New York Municipal Bond Index	Bloomberg Barclays New York Municipal Bond Index
Western Asset Oregon Municipals Fund	Barclays Oregon Municipal Bond Index	Bloomberg Barclays Oregon Municipal Bond Index
Western Asset Pennsylvania Municipals Fund	Barclays Pennsylvania Municipal Bond Index	Bloomberg Barclays Pennsylvania Municipal Bond Index

Fund Name	Current Index Name	New Index Name
Western Asset Short Duration High Income Fund	Barclays U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	Bloomberg Barclays U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Western Asset Short Duration Municipal Income Fund	Barclays Three-Year Municipal Bond Index	Bloomberg Barclays Three-Year Municipal Bond Index
Western Asset High Yield Fund	Barclays U.S. Corporate High Yield – 2% Issuer Cap Index	Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Cap Index
Western Asset Intermediate Bond Fund	Barclays Intermediate U.S. Government Credit Index	Bloomberg Barclays Intermediate U.S. Government Credit Index

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 2, 2016

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2016
ClearBridge Small Cap Fund	March 1, 2016
ClearBridge Value Trust	March 1, 2016
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2016
Legg Mason BW Alternative Credit Fund	March 1, 2016
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2016
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2016
Legg Mason BW Global Flexible Income Fund	May 31, 2016
Legg Mason BW Global High Yield Fund	March 1, 2016
Legg Mason BW Global Opportunities Bond Fund	May 1, 2016
Legg Mason BW International Opportunities Bond Fund	May 1, 2016
Martin Currie Emerging Markets Fund	February 1, 2016
Martin Currie International Unconstrained Equity Fund	November 30, 2015
Miller Income Opportunity Trust	February 1, 2016
QS Global Market Neutral Fund	November 30, 2015
QS International Equity Fund	February 1, 2016
QS Strategic Real Return Fund	February 1, 2016
QS U.S. Small Capitalization Equity Fund	May 1, 2016
RARE Global Infrastructure Value Fund	March 31, 2016

LEGG MASON INVESTMENT TRUST
Legg Mason Opportunity Trust	May 1, 2016

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 29, 2015
ClearBridge All Cap Value Fund	February 1, 2016
ClearBridge Appreciation Fund	March 1, 2016
ClearBridge Dividend Strategy Fund	May 1, 2016
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2016
ClearBridge Global Health Care Innovations Fund	March 31, 2016
ClearBridge International Small Cap Fund	February 1, 2016
ClearBridge International Value Fund	March 1, 2016
ClearBridge Large Cap Growth Fund	March 31, 2016
ClearBridge Large Cap Value Fund	March 1, 2016
ClearBridge Mid Cap Fund	March 1, 2016
ClearBridge Mid Cap Growth Fund	March 1, 2016
ClearBridge Select Fund	March 1, 2016
ClearBridge Small Cap Growth Fund	March 1, 2016

Fund	Date of Prospectus
ClearBridge Small Cap Value Fund	February 1, 2016
ClearBridge Sustainability Leaders Fund	March 1, 2016
ClearBridge Tactical Dividend Income Fund	March 1, 2016
EnTrustPermal Alternative Core Fund	May 1, 2016
EnTrustPermal Alternative Select Fund	March 1, 2016
QS Conservative Growth Fund	June 1, 2016
QS Defensive Growth Fund	June 1, 2016
QS Dynamic Multi-Strategy Fund	June 1, 2016
QS Global Dividend Fund	February 1, 2016
QS Global Equity Fund	March 1, 2016
QS Growth Fund	June 1, 2016
QS International Dividend Fund	February 1, 2016
QS Moderate Growth Fund	June 1, 2016
QS S&P 500 Index Fund	February 1, 2016
QS U.S. Large Cap Equity Fund	March 31, 2016

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2015
Western Asset California Municipals Fund	June 30, 2016
Western Asset Corporate Bond Fund	May 1, 2016
Western Asset Emerging Markets Debt Fund	June 30, 2016
Western Asset Global High Yield Bond Fund	May 1, 2016
Western Asset Global Strategic Income Fund	November 25, 2015
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2016
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2016
Western Asset Intermediate-Term Municipals Fund	August 1, 2016
Western Asset Managed Municipals Fund	June 30, 2016
Western Asset Massachusetts Municipals Fund	March 31, 2016
Western Asset Mortgage Backed Securities Fund	May 1, 2016
Western Asset Municipal High Income Fund	November 25, 2015
Western Asset New Jersey Municipals Fund	August 1, 2016
Western Asset New York Municipals Fund	August 1, 2016
Western Asset Oregon Municipals Fund	September 1, 2016
Western Asset Pennsylvania Municipals Fund	August 1, 2016
Western Asset Short Duration High Income Fund	November 25, 2015
Western Asset Short Duration Municipal Income Fund	March 1, 2016
Western Asset Short-Term Bond Fund	May 1, 2016
Western Asset Short Term Yield Fund	November 25, 2015
Western Asset Ultra Short Obligations Fund	November 25, 2015 (revised December 10, 2015)

LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset California Tax Free Money Market Fund	December 29, 2015
Western Asset Government Reserves	December 29, 2015
Western Asset Liquid Reserves	December 29, 2015
Western Asset New York Tax Free Money Market Fund	December 29, 2015
Western Asset Prime Obligations Money Market Fund	January 12, 2016
Western Asset Tax Free Reserves	December 29, 2015
Western Asset U.S. Treasury Reserves	December 29, 2015

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2016
Western Asset Core Plus Bond Fund	May 1, 2016
Western Asset High Yield Fund	September 30, 2015
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2016
Western Asset Intermediate Bond Fund	September 30, 2015

Fund	Date of Prospectus
Western Asset Macro Opportunities Fund	March 1, 2016
Western Asset Total Return Unconstrained Fund	September 30, 2015

Please retain this supplement for future reference.

LMFX305159

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